Derivative instruments and risk management - Location and Amount of Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ (11,849)	$ (3,318)	$ 18,043
Total net gains (losses) recognized in comprehensive income	$ (35)	$ (1,123)	$ 5,495
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Foreign exchange revenue	Foreign exchange revenue	Foreign exchange revenue
Spot and forward foreign exchange
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ (47)	$ 28	$ (131)
Currency swaps | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	(14,639)	(7,188)	23,531
Currency swaps | Designated as Hedging Instrument | Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	2,837	3,842	(5,357)
Currency swaps | Designated as Hedging Instrument | Unrealized net gains (losses) on translation of net investment in foreign operations | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in comprehensive income	$ (35)	$ (1,123)	$ 5,495